Accrued Expenses	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Accrued Expenses

Accrued expenses consisted of the following at September 30, 2011 and 2010:

	2011	2010

Accrued salaries	$564,458	$77,000
Interest payable	236,229	256,777
Claims payable	15,334	290,000
Other accrued expenses	190,793	319,708

Total accrued expenses	$1,006,814	$943,485

During the year ending September 30, 2011, the Company issued 5,800,000 shares of common stock, valued at $290,000, to settle the claims payable balance as of September 30, 2010. Also during the year ending September 30, 2011, certain notes payable described in Note 9 were converted into common stock; included in the conversion amount was accrued interest of $216,966.